FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

Reinhart Intermediate Bond NextShares

Ticker Symbol – RPIBC

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.reinhartfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-774-3863 or by sending an e-mail request to info@reinhart-partnersinc.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-774-3863 or send an email request to info@reinhart-partnersinc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Reinhart Intermediate Bond NextShares (Unaudited)

January 16, 2019

Fellow Shareholder,

The Reinhart Intermediate Bond NextShares gained 0.43% for the six-month period ended November 30, 2018, compared to the Bloomberg Barclays U.S. Intermediate Government/Credit Index (“benchmark”) return of 0.46% during the same time frame.

Concerns over the future path of the U.S. economy led to a volatile 2018 for financial markets.  Numerous threats to growth dominated headlines, including U.S.-China relations, continued Fed rate hikes, slowing benefits from tax cuts, and falling oil prices. These threats, among others, led market participants to shed risk at an alarming pace.  Rates fell significantly and credit spreads widened as investors sought the safety of Treasury securities while selling riskier bonds.

The portfolio was positioned to perform in the turbulent 2018 environment.  Conservative risk positioning, in the form of higher quality holdings positioned on the shorter end of the yield curve, insulated the portfolio from any dramatic negative effects of spread widening while longer dated Treasuries performed well. While duration slightly short of the benchmark and a portfolio yield below the index hurt relative performance, these effects were more than offset by solid relative returns from credit positioning.  In addition, the portfolio benefited from falling interest rates, posting positive absolute returns for the period.

The problems that worried the markets in the fourth quarter are far from resolved as we enter 2019.  The Fed has indicated that it feels two additional rate hikes may be appropriate in the new year.  Markets disagree, leading to a semi-inverted yield curve and increased fear of a Fed-induced recession.  The U.S. and China remain embroiled in a trade conflict.  Worldwide growth has remained anemic.  While all of these items warrant attention, they also create investment opportunities.  Credit spreads, which began 2018 at cycle tights, have widened to historical medians.  The more attractive spreads now available allow the portfolio to pick up yield by selectively increasing allocations to credit while still maintaining a cautious approach to credit selection.

Adherence to our style of fixed income investing has been, and will always be, the hallmark of Reinhart Partners.  We thank you for choosing us to manage your fixed income investments and will continue to seek to deliver both the service and results you have come to expect.

Regards,

Michael Wachter
Director of Fixed Income, Reinhart Partners, Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

An imbalance in supply and demand in the bond market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. As interest rates rise, the value of certain income investments is likely to decline. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of nonpayment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete description.

Reinhart Intermediate Bond NextShares (Unaudited)

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the Fund. In the secondary market, buyers and sellers transact with each other, rather than with the Fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the Fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be affected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the Fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs. Market trading prices of NextShares are linked to the Fund’s next-computed net asset value (NAV) and will vary from NAV by a market determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the Fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells at a greater discount or narrower premium to NAV than he or she acquired the shares.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Earnings growth is not representative of the Fund’s future performance.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Bloomberg Barclay’s U.S. Intermediate Government/Credit Index is an unmanaged index based on all publicly issued intermediate government and corporate debt securities with maturities of 1-10 years. This index cannot be invested in directly.

Quasar Distributors, LLC, Distributor.

Reinhart Intermediate Bond NextShares

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of all distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of November 30, 2018

Since Inception(1)
Reinhart Intermediate Bond NextShares(2)	0.99%
Bloomberg Barclays U.S. Intermediate Government/Credit Index(3)	0.97%

(1)	Inception date of the Fund was February 20, 2018.
(2)	Returns do not reflect the effect of a market premium or discount.
(3)
The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index based on all publicly issued intermediate government and corporate debt securities with maturities of 1-10 years. This index cannot be invested in directly.

Reinhart Intermediate Bond NextShares

Expense Example (Unaudited)
November 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 – November 30, 2018).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (6/1/18)	Value (11/30/18)	(6/1/18 to 11/30/18)
Based on Actual Fund Return(2)	$1,000.00	$1,004.30	$1.51
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,023.56	$1.52

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.30%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through November 30, 2018 of 0.43%.

Reinhart Intermediate Bond NextShares

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2018
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
November 30, 2018
(% of net assets)

United States Treasury Note, 1.250%, 10/31/2021	9.4%
United States Treasury Note, 1.750%, 05/15/2023	8.1%
United States Treasury Note, 2.000%, 02/15/2025	6.5%
United States Treasury Note, 2.000%, 06/30/2024	5.8%
United States Treasury Note, 1.500%, 08/15/2026	4.9%
United States Treasury Note, 1.875%, 09/30/2022	4.1%
United States Treasury Note, 2.250%, 08/15/2027	4.0%
Capital One Multi-Asset Execution Trust, 1.660%, 06/17/2024	3.1%
Northern States Power, 2.600%, 05/15/2023	2.0%
Branch Banking & Trust, 2.625%, 01/15/2022	1.9%

(1)	Fund holdings and sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.

Reinhart Intermediate Bond NextShares

Schedule of Investments (Unaudited)
November 30, 2018

Description	Par	Value

CORPORATE BONDS – 50.6%

Communication Services – 5.1%
AT&T
2.450%, 06/30/2020	$86,000	$84,784
Walt Disney
0.875%, 07/12/2019	86,000	84,862
2.950%, 06/15/2027	89,000	83,465
		253,111

Consumer Discretionary – 1.7%
Target
3.875%, 07/15/2020	83,000	83,918

Consumer Staples – 6.8%
Coca-Cola
3.200%, 11/01/2023	88,000	87,386
Kimberly-Clark
1.850%, 03/01/2020	84,000	82,716
PepsiCo
3.000%, 08/25/2021	85,000	84,892
Procter & Gamble
2.300%, 02/06/2022	87,000	85,004
		339,998

Energy – 1.7%
Exxon Mobil
2.397%, 03/06/2022	86,000	83,412

Financials – 19.7%
American Express
8.125%, 05/20/2019	79,000	80,812
Bank of New York Mellon
2.050%, 05/03/2021	76,000	73,405
Berkshire Hathaway, Inc.
2.750%, 03/15/2023	76,000	73,672
Branch Banking & Trust
2.625%, 01/15/2022	99,000	96,709
Comerica Bank
2.500%, 06/02/2020	60,000	59,130
JPMorgan Chase
6.300%, 04/23/2019	57,000	57,693
MetLife
3.048%, 12/15/2022	86,000	84,057
National Rural Utilities Cooperative Finance
2.000%, 01/27/2020	49,000	48,337

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Schedule of Investments (Unaudited) – Continued
November 30, 2018

Description	Par	Value

CORPORATE BONDS – 50.6% (Continued)

Financials – 19.7% (Continued)
Northern Trust
3.450%, 11/04/2020	$47,000	$47,167
PNC Bank
2.150%, 04/29/2021	87,000	84,166
Prudential Financial
3.500%, 05/15/2024	94,000	93,112
State Street
3.700%, 11/20/2023	83,000	82,902
SunTrust Banks
2.700%, 01/27/2022	50,000	48,371
Travelers Companies
5.900%, 06/02/2019	45,000	45,622
		975,155

Health Care – 1.7%
Johnson & Johnson
2.250%, 03/03/2022	86,000	83,595

Industrials – 5.1%
Honeywell International
4.250%, 03/01/2021	8,000	8,171
1.850%, 11/01/2021	80,000	76,773
United Parcel Service
2.350%, 05/16/2022	84,000	81,256
United Technologies
1.500%, 11/01/2019	87,000	85,545
		251,745

Utilities – 8.8%
Consolidated Edison
4.450%, 06/15/2020	93,000	94,537
Duke Energy
3.100%, 08/15/2021	95,000	94,444
2.538%, 09/01/2031	59,000	54,532
Northern States Power
2.600%, 05/15/2023	101,000	97,320
PECO Energy
3.150%, 10/15/2025	99,000	95,441
		436,274
TOTAL CORPORATE BONDS
(Cost $2,535,032)		2,507,208

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Schedule of Investments (Unaudited) – Continued
November 30, 2018

Description	Par/Shares	Value

U.S. TREASURY SECURITIES – 43.8%
United States Treasury Notes
1.250%, 10/31/2021	$490,000	$468,496
1.875%, 09/30/2022	210,000	202,609
1.750%, 05/15/2023	422,000	402,474
2.000%, 06/30/2024	300,000	286,354
2.000%, 02/15/2025	340,000	322,362
1.500%, 08/15/2026	270,000	243,053
2.250%, 08/15/2027	210,000	198,097
2.750%, 02/15/2028	51,000	49,952
TOTAL U.S. TREASURY SECURITIES
(Cost $2,185,919)		2,173,397

ASSET-BACKED SECURITIES – 4.8%

Financials – 3.1%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/2024	163,000	156,604

Utilities – 1.7%
AEP Texas Central Transition Funding
5.306%, 07/01/2021	82,104	83,551
TOTAL ASSET-BACKED SECURITIES
(Cost $242,185)		240,155

SHORT-TERM INVESTMENT – 0.7%
First American Treasury Obligations Fund, Class X, 2.16%^
TOTAL SHORT-TERM INVESTMENT
(Cost $34,452)	34,452	34,452
Total Investments – 99.9%
(Cost $4,997,588)		4,955,212
Other Assets and Liabilities, Net – 0.1%		4,840
Total Net Assets – 100.0%		$4,960,052

^	The rate shown is the annualized seven-day effective yield as of November 30, 2018.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statement of Assets and Liabilities (Unaudited)
November 30, 2018

ASSETS:
Investments, at value
(Cost $4,997,588)	$4,955,212
Interest receivable	27,750
Receivable from investment adviser	11,419
Prepaid expenses	285
Total assets	4,994,666

LIABILITIES:
Payable for audit fees	9,510
Payable for administration fees	14,416
Payable for compliance fees	1,851
Payable for custody fees	1,294
Payable for trustee fees	1,158
Accrued other fees	6,385
Total liabilities	34,614

NET ASSETS	$4,960,052

NET ASSETS CONSIST OF:
Paid-in capital	$4,999,560
Total accumulated loss	(39,508)
Net Assets	$4,960,052

Net Assets	$4,960,052
Shares issued and outstanding(1)	250,000
Net asset value, redemption price and offering price per share	$19.84

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statement of Operations (Unaudited)
For the Six Months Ended November 30, 2018

INVESTMENT INCOME:
Interest income	$69,190
Total investment income	69,190

EXPENSES:
Administration fees (See Note 4)	42,683
Listing fees	19,065
Audit fees	9,513
Investment adviser fees (See Note 4)	7,479
Trustee fees (See Note 4)	5,746
Compliance fees (See Note 4)	5,186
Legal fees	4,565
Other fees	2,606
Custody fees (See Note 4)	2,354
Postage & printing fees	2,206
Total expenses before reimbursement/waiver	101,403
Less: reimbursement/waiver from investment adviser (See Note 4)	(93,924)
Net expenses	7,479

NET INVESTMENT INCOME	61,711

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(41)
Net change in unrealized depreciation on investments	(40,138)
Net realized and unrealized loss on investments	(40,179)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,532

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	November 30, 2018	Inception(1) through
	(Unaudited)	May 31, 2018
OPERATIONS:
Net investment income	$61,711	$31,149
Net realized loss on investments	(41)	(671)
Net change in unrealized depreciation on investments	(40,138)	(2,238)
Net increase in net assets resulting from operations	21,532	28,240

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,999,560
Payments for shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	—	4,999,560

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(60,297)	(28,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,765)	4,998,817

NET ASSETS:
Beginning of period	4,998,817	—
End of period	$4,960,052	$4,998,817 *

(1)	Inception date of the Fund was February 20, 2018.
*	Includes accumulated undistributed net investment income of $2,166.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	November 30, 2018		Inception(1) through
	(Unaudited)		May 31, 2018
PER SHARE DATA:

Net asset value, beginning of period	$20.00		$20.00

Investment operations:
Net investment income	0.25		0.13
Net realized and unrealized loss on securities	(0.17)		(0.01)
Total from investment operations	0.08		0.12

Less distributions from:
Net investment income	(0.24)		(0.12)
Net realized gains	—		—
Total distributions	(0.24)		(0.12)

Net asset value, end of period	$19.84		$20.00

TOTAL RETURN(2)	0.43	%(3)	0.56	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$5.0		$5.0
Ratios of expenses to average net assets:
Before expense reimbursement/waiver	4.07	%(4)	5.18	%(4)
After expense reimbursement/waiver	0.30	%(4)	0.30	%(4)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(1.29	)%(4)	(2.50	)%(4)
After expense reimbursement/waiver	2.48	%(4)	2.38	%(4)
Portfolio turnover rate(5)	0	%(3)	0	%(3)

(1)	Inception date of the Fund was February 20, 2018.
(2)	Returns do not reflect the effect of a market-determined premium or discount.
(3)	Not annualized
(4)	Annualized
(5)	Excludes the impact of in-kind transactions.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements (Unaudited)
November 30, 2018

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Intermediate Bond NextShares (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to outperform its benchmark, the Bloomberg Barclays Intermediate Government/Credit Index, measured over an entire market cycle, while maintaining key risks (interest rate risk, credit risk, structure risk, and liquidity risk) similar to its benchmark.  The Fund is an exchange-traded managed fund operating pursuant to an order issued by the Securities and Exchange Commission (“SEC”) granting an exemption from certain provisions of the 1940 Act.  Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund.  Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market determined premium or discount, which may be zero.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on February 20, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended November 30, 2018, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2018.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund will make distributions of net investment income, if any, monthly.  The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,507,208	$—	$2,507,208
U.S. Treasury Securities	—	2,173,397	—	2,173,397
Asset-Backed Securities	—	240,155	—	240,155
Short-Term Investment	34,452	—	—	34,452
Total Investments in Securities	$34,452	$4,920,760	$—	$4,955,212

Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.30% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 0.30% of the average daily net assets of the Fund.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least February 28, 2021.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2021 – May 2021	$63,958
June 2021 – November 2022	$93,924

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian;

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator until resigning on July 2, 2018. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, custody and chief compliance officer services for the period ended November 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. CAPITAL SHARE TRANSACTIONS

Shares of the Fund are listed and available for trading on The NASDAQ Stock Market, LLC.  Market prices for the shares may be different from their NAV.  The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. Transactions in shares of the Fund were as follows:

	Six Months Ended	For the Period
	November 30, 2018	Inception(1) through
	(Unaudited)	May 31, 2018
Shares sold	—	250,000
Shares redeemed	—	—
Net increase in shares outstanding	—	250,000

(1)	Inception date of the Fund was February 20, 2018.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and in-kind transactions, by the Fund for the period ended November 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$49,432	$—
Other	$340,696	$16,321

For the period ended November 30, 2018, there were no in-kind transactions associated with creations and redemptions.

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2018

7. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at May 31, 2018, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$6,714	$(8,988)	$(2,274)	$4,986,297

At May 31, 2018, the Fund’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Depreciation	Loss
$2,166	$—	$(635)	$(2,274)	$(743)

As of May 31, 2018, the Fund had $635 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended May 31, 2018, the Fund did not defer any late year losses.

The tax character of distributions paid during the period ended November 30, 2018, were as follows:

Ordinary Income	Long-Term Capital Gains	Total
$60,297	$—	$60,297

The tax character of distributions paid during the period ended May 31, 2018, the Fund’s most recently completed fiscal year end, were as follows:

Ordinary Income	Long-Term Capital Gains	Total
$28,983	$—	$28,983

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2018, Interactive Brokers, for the benefit of their customers, owned 96.03% of the outstanding shares of the Fund.

9. SUBSEQUENT EVENT

On December 31, 2018, the Fund paid an ordinary income distribution of $14,535 or $0.05814 per share.

Reinhart Intermediate Bond NextShares

Additional Information (Unaudited)
November 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Intermediate Bond NextShares

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of its shares at net asset value (“NAV”) occurs only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from the Fund, and only APs may tender their Fund shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Fund’s distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any Funds, and consequently is not required by Regulation S-P to deliver a notice of the Trust’s privacy policy to any Fund shareholders.

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INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

RW-RPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date    February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, President

Date    February 7, 2019

By (Signature and Title)* /s/ Ryan L. Roell
  Ryan L. Roell, Treasurer

Date    February 7, 2019

* Print the name and title of each signing officer under his or her signature.